Note 4 - Premises and Equipment (Details) - Premises and Equipment - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Premises and Equipment [Abstract]
Land	$ 2,055	$ 2,045
Buildings	10,890	11,083
Leasehold improvements	2,066	2,767
Furniture and equipment	4,334	15,146
	19,345	31,041
Less accumulated depreciation	8,941	21,846
Total premises and equipment	$ 10,404	$ 9,195